Investments in associates	12 Months Ended
Dec. 31, 2019
Investments in associates
Investments in associates

15       Investments in associates

	For the Year ended December 31,
	2019	2018
Balances at the beginning of the year	10,886	13,435
Translation differences	35	(1,150)
Share of loss in associates	(5,353)	(4,146)
Contributions	4,425	2,907
Decrease	(64)	(160)
Balances at the end of the year	9,929	10,886

Breakdown of the share of  loss in associates is as follows:

	2019	2018	2017
Aeropuertos Andinos del Perú S.A.	(3,937)	(3,664)	(9,338)
Sociedad Aeroportuaria Kuntur Wasi S.A.	(1,151)	(1,661)	(5,945)
Others	(265)	1,179	(558)
	(5,353)	(4,146)	(15,841)

Main Associates are as follows:

			Percentage of
			ownership at		For the Year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2019	2018	2019	2018
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Sociedad Aeroportuaria KunturWasi S.A. (**)	Airport Operation	Perú	47.68%	47.68%	—	—
Aeropuertos Andinos del Perú S.A.	Airport Operation	Perú	50.00%	50.00%	8,046	8,640
Others		—	—	—	883	1,246
					9,929	10,886

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. Refer to note 26.a Peruvian proceedings.

Summarized selected financial information of Aeropuertos Andinos del Perú S.A., including the aggregated amounts of assets, liabilities, equity and profit or loss, is as follows:

	Aeropuertos Andinos del
	Perú S.A.
	2019	2018
Non-current assets	44,453	31,249
Current assets	8,229	5,449
Total assets	52,682	36,698
Non-current liabilities	21,836	9,304
Current liabilities	15,109	10,140
Total liabilities	36,945	19,444
Equity	15,737	17,254
Revenue	17,526	16,499
Loss for the year	(7,875)	(7,328)
Other comprehensive loss for the year	(483)	(1,471)
Total comprehensive loss for the year	(8,358)	(8,799)